Concentrations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Concentration Risk [Line Items]
Total Revenues	$ 882,011	$ 13,391,492	$ 1,686,033
Less: revenues from discontinued operations		(329,119)	(947,732)
Revenues from continuing operations	882,011	13,062,373	738,301
Medical Devices [Member]
Concentration Risk [Line Items]
Total Revenues	827,032	1,305,372	1,500,957
Respiratory and Oxygen Homecare [Member]
Concentration Risk [Line Items]
Total Revenues		5,956	20,573
Mobile Medicine (sleep apnea diagnostic products) [Member]
Concentration Risk [Line Items]
Total Revenues	$ 54,979	$ 12,080,164	$ 164,503